INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Latam Airlines Perú S.A.[Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Peru
Functional currency	US$
Percentage of ownership	99.81%	99.81%
Lan Cargo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Chile
Functional currency	US$
Percentage of ownership	99.8981%	99.8981%
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Argentina
Functional currency	ARS
Percentage of ownership	100.00%	100.00%
Transporte Aereo S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Chile
Functional currency	US$
Percentage of ownership	100.00%	100.00%
Latam Airlines Ecuador S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Ecuador
Functional currency	US$
Percentage of ownership	100.00%	100.00%
Aerovias de Integracion Regional, AIRES S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Colombia
Functional currency	COP
Percentage of ownership	99.21764%	99.2012%
TAM S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of significant subsidiaries [Line Items]
Country of incorporation	Brazil
Functional currency	BRL
Percentage of ownership	100.00%	100.00%